Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of Aptiv Solutions (Detail) - USD ($) $ in Thousands		Mar. 25, 2015	May. 07, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill				$ 588,434	$ 463,324	$ 357,523
Aptiv Solutions
Business Acquisition [Line Items]
Property, plant and equipment			$ 6,924
Goodwill	[1]		125,627
Cash and cash equivalents			3,484
Accounts receivable			25,091
Unbilled revenue			21,154
Prepayments and other current assets			4,180
Non-current assets			2,911
Accounts payable			(9,565)
Other liabilities			(29,782)
Payments on account			(31,094)
Non-current other liabilities			(11,303)
Loan notes payable			(17,790)
Net assets acquired			119,137
Cash consideration			143,500
Working capital adjustment		$ (1,964)	(1,964)
Gross cash outflows			141,536
Adjustments to cash consideration	[2]		(22,399)
Net assets acquired/Net purchase consideration			119,137
Aptiv Solutions | Customer Relationships
Business Acquisition [Line Items]
Intangible asset			21,400
Aptiv Solutions | Order Backlog
Business Acquisition [Line Items]
Intangible asset			$ 7,900

[1]	Goodwill represents the acquisition of an established workforce with experience in clinical trial consulting and regulatory support for the development of drugs, medical devices and diagnostics, with a specific focus on strategy to increase efficiency and productivity in product development. Goodwill related to the US portion of the business acquired is tax deductible.
[2]	Adjustments to cash consideration represent certain one-time liabilities (including loan notes) identified at the acquisition date which have subsequently been paid.